Derivative Financial Instruments - Schedule of Fair Value Assumption of Derivative Instruments (Details) (10-K)	1 Months Ended	6 Months Ended	12 Months Ended
	Oct. 31, 2018	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Oct. 31, 2019 USD ($)
Fair Value: Conversion feature		$ 293,000	$ 400,139	$ 565,195
Risk Free Interest Rate [Member]
Conversion feature		0.17	1.77	1.75
Expected Volatility [Member]
Conversion feature		264	222	223
Expected Life [Member]
Conversion feature: Expected life (in years)	1 year	1 year	1 year
Expected Dividend Yield [Member]
Conversion feature		0.00	0.00	0.00